Total
M Capital Appreciation Fund
M CAPITAL APPRECIATION FUND
Investment Objective
The Fund seeks long-term capital appreciation.
Fund Fees and Expenses

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If those fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	M Capital Appreciation Fund M Capital Appreciation Fund
Management Fees	0.81%
Distribution (12b-1) Fee	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.00%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If those fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
M Capital Appreciation Fund | M Capital Appreciation Fund | USD ($)	102	318	552	1,225

Expense Example No Redemption	1 year	3 years	5 years	10 years
M Capital Appreciation Fund | M Capital Appreciation Fund | USD ($)	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of March 31, 2024, the market capitalization range of companies in the Russell 2500® Index was between approximately $16.6 million and $59.2 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

Principal Investment Risks
Performance

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 2500® Index. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

Highest quarterly return: 32.36% (for the quarter ended 6/30/2020) Lowest quarterly return: (35.85)% (for the quarter ended 3/31/2020)
Average Annual Total Returns (for the periods ended December 31, 2023)

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 2500® Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Returns - M Capital Appreciation Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M Capital Appreciation Fund	23.56%	12.56%	8.90%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.42%	11.67%	8.36%